Taxes on Income (Details) - Schedule of Reconciliation of Theoretical Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Theoretical Tax Expense [Abstract]
Income before taxes on income, as reported in the statements of operations*	$ 5,526	$ 5,617	$ 6,883
Theoretical tax expense	1,271	1,292	1,583
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(757)	(797)	(739)
Theoretical tax expense net of tax benefits	514	495	844
Disallowable deductions	140	20	38
Taxes on income from previous years	(88)	(80)	169
Changes in valuation allowance	(178)	(119)	(127)
Other	(29)	14	12
Taxes on income for the reported years:	359	330	936
Taxable in Israel	4,830	5,144	4,936
Taxable outside Israel	696	473	1,947
INCOME BEFORE TAXES ON INCOME	$ 5,526	$ 5,617	$ 6,883